Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Basic Earnings Per Share
Calculation of the basic earnings per share for the year ended December 31, 2021, is based on the earnings allocated to the holders of the ordinary shares divided by the weighted-average number of ordinary shares outstanding, calculated as follows:

For the year ended December 31
2021	2020	2019
$ millions	$ millions	$ millions

Earnings attributed to the shareholders of the Company	783	11	475

Weighted Average Number of Ordinary Shares

Weighted-average number of ordinary shares in thousands:
	For the year ended December 31
	2021	2020	2019
	Shares thousands	Shares thousands	Shares thousands

Balance as of January 1	1,280,242	1,279,379	1,278,084
Shares issued during the year	223	29	98
Shares vested	2,342	618	768
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,282,807	1,280,026	1,278,950

Weighted Average Number of Ordinary Shares Diluted
Weighted average number of ordinary shares (diluted) in thousands:

For the year ended December 31
2021	2020	2019
Shares thousands	Shares thousands	Shares thousands

Weighted average number of ordinary shares used in the computation of the basic earnings per share	1,282,807	1,280,026	1,278,950
Effect of stock options and restricted shares*	4,244	247	3,106
Weighted average number of ordinary shares used in the computation of the diluted earnings per share	1,287,051	1,280,273	1,282,056

* As of December 31, 2021, all 12 million outstanding options, representing 4.2 million shares, were included in the diluted weighted average number of ordinary shares calculation. As of December 31, 2020 and 2019 – 27 million and 17.5 million options, respectively, were not included since they did not have a diluting effect.